As filed with the Securities and Exchange Commission on April 23, 2015

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 21	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Angus N.G. Macdonald

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates solely to the following series of the Registrant: The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Emerging Markets Bond Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, and The North American Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Edinburgh, Scotland, on the 23rd day of April, 2015.

BAILLIE GIFFORD FUNDS

By:	/s/ Peter Hadden
Name:	Peter Hadden
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ John G. Barrie, Jr.*		Trustee	April 23, 2015
John G. Barrie, Jr.

/s/ George W. Browning*		Trustee	April 23, 2015
George W. Browning

/s/ Howard W. Chin*		Trustee	April 23, 2015
Howard W. Chin

/s/ Bruce C. Long*		Trustee	April 23, 2015
Bruce C. Long

/s/ Robert E. Rigsby*		Trustee	April 23, 2015
Robert E. Rigsby

/s/ Peter C. Hadden		Trustee & President (Principal Executive Officer)	April 23, 2015
Peter C. Hadden

/s/ Lindsay Cockburn		Treasurer (Principal Financial and Accounting Officer)	April 23, 2015
Lindsay Cockburn

*By:	/s/ Peter Hadden
Peter Hadden**
Date: April 23, 2015

**               Attorney-in-Fact pursuant to a Power of Attorney executed on February 26, 2015 previously filed.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)